Annual Total Returns- DWS Floating Rate Fund (Class ACR6IS) [BarChart] - Class ACR6IS - DWS Floating Rate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.91%	8.58%	4.86%	(0.29%)	(2.59%)	4.39%	1.42%	(0.73%)	8.52%	0.74%